COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Commitments Contingencies and Guarantess [Abstract]
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as follows:
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2020	December 31, 2019
Brookfield Renewable along with institutional investors	$48	$50
Brookfield Renewable's subsidiaries	248	286
	$296	$336